COMMITMENTS AND CONTINGENCIES - Legal Matters (Details) $ in Thousands			6 Months Ended	12 Months Ended
	Sep. 12, 2016 USD ($)	Feb. 08, 2016 USD ($)	Jun. 20, 2016 item	Dec. 31, 2016 complaint	Dec. 31, 2015 USD ($)
Marchese, et al. v. Cablevision Systems Corporation and CSC Holdings, LLC
Legal Matters
Number of versions of complaint dismissed without prejudice by the District Court | complaint				3
Marchese, et al. v. Cablevision Systems Corporation and CSC Holdings, LLC | Cablevision Systems Corporation And Subsidiaries
Legal Matters
Number of versions of complaint dismissed without prejudice by the District Court | item			3
Litigation settlement amount	$ 15,600
Compensation Related Claims | Discontinued Operations, Disposed of by Sale | Cablevision Systems Corporation And Subsidiaries
Legal Matters
Litigation settlement amount		$ 21,000
Legal expenses					$ 21,000